Acquisition of Delaware Bancshares, Inc.	12 Months Ended
Dec. 31, 2016
Acquisition of Delaware Bancshares, Inc. [Abstract]
ACQUISITION OF DELAWARE BANCSHARES, INC.

NOTE 16 – ACQUISITION OF DELAWARE BANCSHARES, INC.

 On July 31, 2016, Norwood Financial Corp. (the “Company”) closed on its acquisition of Delaware Bancshares, Inc. (“Delaware”)  pursuant to the terms of the Agreement and Plan of Merger, dated March 10, 2016, by and among the Company, Wayne Bank, Delaware and The National Bank of Delaware Countyd (the “Merger Agreement”).

Pursuant to the terms of the Merger Agreement, Delaware was merged with and into the Company, with the Company as the surviving corporation of the merger (the “Merger”).  At the effective time of the Merger, each outstanding share of the common stock of Delaware was converted into, at the election of the holder but subject to the limitations and allocation and proration provisions set forth in the Merger Agreement, either $16.68 in cash or 0.6221 of a share of the common stock, par value $0.10 per share (the “Common Stock”) of the Company.  In the aggregate, the merger consideration paid to Delaware shareholders consisted of approximately $3,860,000 in cash and 431,605 shares of Norwood common stock.  Immediately following the Merger, The National Bank of Delaware County (“NBDC”) was merged with and into Wayne Bank, a wholly-owned subsidiary of the Company, with Wayne Bank as the surviving entity.

In connection with the Merger, the Company assumed the obligations of Delaware under the Indenture, dated as of October 31, 2007, by and between Delaware, as issuer, and Wells Fargo Bank, National Association, as trustee (the “Indenture”) and Delaware’s Junior Subordinated Debt Securities, due January 1, 2038 (the “Debt Securities”) issued thereunder.  The Debt Securities were issued by Delaware in connection with a private placement completed on October 31, 2007 of $8.0 million of trust preferred securities issued through the Delaware Bancshares Capital Trust I (the “Trust”).  The proceeds from the initial sale of the trust preferred securities were used by the Trust to purchase the Debt Securities.  The Debt Securities bore interest at a variable rate which reset quarterly at LIBOR plus 2.4%, and were redeemable, in whole or in part, without penalty, at the option of the Company, beginning on January 1, 2013 and on any January 1, April 1, July 1 or October 1 thereafter.  The interest payments on the Debt Securities made by the Company were used to pay the quarterly distributions payable by the Trust to the holders of the trust preferred securities.  On October 3, 2016, the Company redeemed the Debt Securities and the trust preferred securities in full.

The acquired assets and assumed liabilities were measured at estimated fair values.  Management made significant estimates and exercised significant judgment in accounting for the acquisition.  Management measured loan fair values based on loan file reviews, appraised collateral values, expected cash flows, and historical loss factors of NBDC.  The Company also recorded an identifiable intangible asset representing the core deposit base of NBDC based on management’s evaluation of the cost of such deposits relative to alternative funding sources.  Management used significant estimates including the average lives of depository accounts, future interest rate levels, and the cost of servicing various depository products.  Management used market quotations to determine the fair value of investment securities.

The business combination resulted in the acquisition of loans with and without evidence of credit quality deterioration.  NBDC loans were deemed impaired at the acquisition date if the Company did not expect to receive all contractually required cash flows due to concerns about credit quality.  Such loans were fair valued and the difference between contractually required payments at the acquisition date and cash flows expected to be collected was recorded as a non-accretable difference.  At the acquisition date, the Company recorded $1,410,000 of purchased credit-impaired loans subject to a non-accretable difference of $260,000.  The method of measuring carrying value of purchased loans differs from loans originated by the Company (originated loans), and as such, the Company identifies purchased loans and purchased loans with a credit quality discount and originated loans at amortized cost.

NBDC’s loans without evidence of credit deterioration were fair valued by discounting both expected principal and interest cash flows using an observable discount rate for similar instruments that a market participant would consider in determining fair value.  Additionally, consideration was given to management’s best estimates of default rates and payment speeds.  At acquisition, NBDC’s loan portfolio without evidence of deterioration totaled $111,307,000 and was recorded at a fair value of $109,693,000.

The following table summarizes the purchase of Delaware Bancshares, Inc. as of July 31, 2016:

(Dollars in Thousands, Except Per Share Data)

Purchase Price Consideration in Common Stock
Delaware Bancshares, Inc. common shares settled for stock	694,114
Exchange Ratio	0.6221
Norwood Financial Corp. shares issued	431,605
Value assigned to Norwood Financial Corp. common share	$28.15
Purchase price assigned to Delaware Bancshares, Inc. common shares		$12,150
exchanged for Norwood Financial Corp.

Purchase Price Consideration - Cash for Common Stock
Delaware Bancshares, Inc. shares exchanged for cash	231,385
Purchase price paid to each Delaware Bancshares, Inc. common share exchanged for cash	$16.68
Purchase price assigned to Delaware Bancshares, Inc. common shares exchanged for cash		$3,860
Purchase price consideration - Cash-in-lieu of Fractional Shares		6
Total Purchase Price		$16,016

Net Assets Acquired:

Delaware Bancshares, Inc. shareholders' equity	$19,357
Delaware Bancshares, Inc. goodwill and intangibles	(7,640)
Total tangible equity	11,717

Adjustments to reflect assets acquired at fair value:
Investments	219
Loans
Interest rate	1,486
General credit	(1,614)
Specific credit - non-amortizing	(260)
Specific credit - amortizing	(239)
Core deposit intangible	449
Deferred loan fees	(296)
Premises and equipment	3,053
Allowance for loan and lease losses	1,651
Deferred tax assets	(1,417)
Other	(97)

Adjustments to reflect liabilities acquired at fair value:
Time deposits	(252)
		14,400
Goodwill resulting from merger		$1,616

The following condensed statement reflects the values assigned to Delaware Bancshares, Inc. net assets as of acquisition date:

(In Thousands)

Total purchase price		$16,016

Net assets acquired:
Cash	$14,977
Securities available for sale	208,488
Loans	116,674
Premises and equipment, net	7,292
Regulatory stock	279
Accrued interest receivable	1,626
Bank-owned life insurance	14,762
Core deposit intangible	449
Deferred tax assets	3,034
Other assets	3,282
Time deposits	(71,342)
Deposits other than time deposits	(255,921)
Borrowings	(21,232)
Accrued interest payable	(95)
Other liabilities	(7,873)
		14,400

Goodwill resulting from Delaware Bancshares, Inc., Merger		$1,616

The Company recorded goodwill and other intangibles associated with the purchase of Delaware Bancshares, Inc. totaling $1,616,000.  Goodwill is not amortized, but is periodically evaluated for impairment.  The Company did not recognize any impairment during the twelve months ended December 31, 2016.  The carrying amount of the goodwill at December 31, 2016 related to the Delaware acquisition was $1,616,000.

Identifiable intangibles are amortized to their estimated residual values over the expected useful lives. The core deposit intangible recorded with the purchase of Delaware is being amortized over ten years.  Such lives are also periodically reassessed to determine if any amortization period adjustments are required.  During the twelve months ended December 31, 2016, no such adjustments were recorded.  The identifiable intangible assets consist of a core deposit intangible which is being amortized on an accelerated basis over the useful life of such assets.  The gross carrying amount of the core deposit intangible at December 31, 2016 was $449,000 with $14,000 accumulated amortization as of that date.

As of December 31, 2016, the current year and estimated future amortization expense for the core deposit intangible is:

(In thousands)

2017	$30
2018	30
2019	30
2020	30
2021	30
After five years	299
$449

Results of operations for Delaware Bancshares, Inc. prior to the acquisition date are not included in the Consolidated Statement of Income for the year ended December 31, 2016.  Due to the significant amount of fair value adjustments, historical results of Delaware Bancshares, Inc. are not relevant to the Company’s results of operations.  Therefore, no pro forma information is presented.

The following table presents financial information regarding the former Delaware Bancshares, Inc. operations included in our Consolidated Statement of Income from the date of acquisition through December 31, 2016 under the column “Actual from acquisition date through December 31, 2016”.  In addition, the following table presents unaudited pro forma information as if the acquisition of Delaware Bancshares, Inc. had occurred on January 1, 2016  and 2015 under the “Pro Forma” columns.  The table below has been prepared for comparative purposes only and is not necessarily indicative of the actual results that would have been attained had the acquisition occurred as of the beginning of the periods presented, nor is it indicative of future results.  Furthermore, the unaudited pro-forma information does not reflect management’s estimate of any revenue-enhancing opportunities nor anticipated cost savings as a result of the integration and consolidation of the acquisition.  Merger and acquisition integration costs and amortization of fair value adjustments are included in the numbers below.

	Actual From
	Acquisition Date
	Through	Pro Forma
	December 31,	Year Ended December 31,
(In Thousands, Except Per Share Data)	2016	2016	2015
Net interest income	$3,900	$37,199	$33,787
Non-interest income	893	6,487	7,939
Net income	750	3,588	6,944
Pro forma earnings per share:
Basic	$0.18	$0.87	$1.69
Diluted	$0.18	$0.87	$1.68

Nonrecurring merger and acquisition integration costs included in the pro-forma table above are (in thousands):

Professional fees	$-	$1,602	$80
Data processing related	-	638	-
Other	-	810	-